Basis of Presentation	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Presentation	BASIS OF PRESENTATION
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (the "IASB"). The significant accounting policies set forth below were consistently applied to all periods presented.

The consolidated financial statements were approved by the Board of Directors of Baytex on February 23, 2023.

The consolidated financial statements have been prepared on a historical cost basis, with the exception of certain fair value measurements noted in the accounting policies set forth below. The consolidated financial statements are presented in Canadian dollars which is the functional currency of the Company. References to “US$” are to United States ("U.S.") dollars. All financial information is rounded to the nearest thousand, except per share amounts or where otherwise indicated.

Current Environment and Estimation Uncertainty

Management makes judgements and assumptions about the future in deriving estimates used in preparation of these consolidated financial statements in accordance with IFRS. Sources of estimation uncertainty include estimates used to determine economically recoverable oil, natural gas, and natural gas liquids reserves, the recoverable amount of long-lived assets or cash generating units, the fair value of financial derivatives, the provision for asset retirement obligations and the provision for income taxes and the related deferred tax assets and liabilities.

Early in 2022, energy prices strengthened to multi-year highs due to heightened uncertainty of global oil and natural gas supply after Russia's invasion of Ukraine in addition to limited production growth reflecting oil and gas producers' capital discipline. Declines in global oil prices during the second half of 2022 were caused by concern over future demand due to central bank actions to moderate inflation. The impact of these factors has been considered in management's estimates as at and for the period ended December 31, 2022.

Environmental Reporting Regulations

Environmental reporting for public enterprises continues to evolve and the Company may be subject to additional future disclosure requirements. The International Sustainability Standards Board has issued an IFRS Sustainability Disclosure Standard with the objective to develop a global framework for environmental sustainability disclosure. The Canadian Securities Administrators have also issued a proposed National Instrument 51-107 Disclosure of Climate-related Matters which sets forth additional reporting requirements for Canadian Public Companies. Baytex continues to monitor developments on these reporting requirements and has not yet quantified the cost to comply with these regulations.

Measurement Uncertainty and Judgments

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. These judgments, estimates and assumptions are based on all relevant information available, including considerations related to environmental regulation and related matters, to the Company at the time of financial statement preparation. Actual results can differ from those estimates as the effect of future events cannot be determined with certainty. The key areas of judgment or estimation uncertainty that have a significant risk of causing material adjustment to the reported amounts of assets, liabilities, revenues, and expenses are discussed below.

Reserves

The Company uses estimates of oil, natural gas and natural gas liquids ("NGL") reserves in the calculation of depletion, evaluating the recoverability of deferred income tax assets and in the determination of fair value estimates for non-financial assets. The process to estimate reserves is complex and requires significant judgment. Estimates of the Company's reserves are evaluated annually by independent reserves evaluators and represent the estimated recoverable quantities of oil, natural gas and NGL and the related net cash flows. This evaluation of reserves is prepared in accordance with the reserves definition contained in National Instrument 51-101 Standards of Disclosure for Oil and Gas Activities and the Canadian Oil and Gas Evaluation Handbook.

Estimates of economically recoverable oil, natural gas and NGL and their future net cash flows are based on a number of factors and assumptions. Changes to estimates and assumptions such as forward price forecasts, production rates, ultimate reserve recovery, timing and amount of capital expenditures, production costs, marketability of oil and natural gas, royalty rates and other geological, economic and technical factors could have a significant impact on reported reserves. Changes in the Company's reserves estimates can have a significant impact on the carrying values of the Company's oil and gas properties, the calculation of depletion, the valuation of deferred income tax assets, the timing of cash flows for asset retirement obligations, asset impairments or reversals and estimates of fair value determined in accounting for business combinations.

Cash-generating Units ("CGUs")

The Company's oil and gas properties are aggregated into CGUs which are the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The aggregation of assets in CGUs requires management judgment and is based on geographical proximity, shared infrastructure and similar exposure to market risk.

Identification of Impairment and Impairment Reversal Indicators

Judgment is required to assess when indicators of impairment or impairment reversal exist and when a calculation of the recoverable amount is required. The CGUs comprising oil and gas properties are reviewed at each reporting date to assess whether there is any indication of impairment or impairment reversal. The assessment for each CGU considers significant changes in reservoir performance including forecasted production volumes, forecasted royalty, operating, capital and abandonment and reclamation costs, forecasted oil and gas prices and the resulting cash flows from proved plus probable oil and gas reserves. The assessment for exploration and evaluation ("E&E") assets considers arm's length sale transactions and significant changes in the Company's development plans.

Measurement of Recoverable Amounts

If indicators of impairment or impairment reversal are determined to exist, the recoverable amount of an asset or CGU is calculated based on the higher of value-in-use ("VIU") and fair value less cost of disposal ("FVLCD"). These calculations require the use of estimates and assumptions including cash flows associated with proved plus probable oil and gas reserves, the discount rate used to present value future cash flows, and assumptions regarding the timing and amount of capital expenditures and future abandonment and reclamation obligations. Any changes to these estimates and assumptions could impact the calculation of the recoverable amount and the carrying value of assets.

E&E Assets

Costs associated with acquiring oil and natural gas licenses and exploratory drilling are accumulated as E&E assets pending determination of technical feasibility and commercial viability. The determination of technical feasibility and commercial viability of E&E assets for the purposes of reclassifying such assets to oil and gas properties is subject to management judgment. Management uses the establishment of commercial reserves as the basis for determining technical feasibility and commercial viability. Upon determination of commercial reserves, E&E assets are tested for impairment and reclassified to oil and natural gas properties.

Asset Retirement Obligations

The Company's provision for asset retirement obligations is based on estimated costs to abandon and reclaim the wells and the facilities, the estimated time period during which these costs will be incurred in the future, and discount and inflation rates. The provision for asset retirement obligations represents management's best estimate of the present value of the future abandonment and reclamation costs required under current regulatory requirements. Actual abandonment and reclamation costs could be materially different from estimated amounts.

Income Taxes

Tax regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate are subject to change and there are differing interpretations requiring management judgment. Deferred tax assets are recognized when it is considered probable that deductible temporary differences will be recovered in future periods, which requires management judgment. Deferred tax liabilities are recognized when it is considered probable that temporary differences will be payable to tax authorities in future periods, which requires management judgment. Income tax filings are subject to audit and re-assessment and changes in facts, circumstances and interpretations of the standards may result in a material change to the Company's provision for income taxes. Estimates of future income taxes are subject to measurement uncertainty.